Income Taxes - Schedule of PRC and International Components of Income (Loss) Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of PRC and International Components of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income tax provision	¥ 125,947,598	$ 17,918,792	¥ (119,539,049)	¥ (254,369,448)
Foreign Tax Jurisdiction, Other [Member]
Schedule of PRC and International Components of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income tax provision	223,401,133		(30,686,680)	(44,585,689)
PRC [Member] | Domestic Tax Jurisdiction [Member]
Schedule of PRC and International Components of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income tax provision	¥ (97,453,535)		¥ (88,852,369)	¥ (209,783,759)